Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	£ (16,048)	£ (15,001)
Liabilities	(6,496)	(6,622)
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Assets	(558)	(767)
Liabilities	0	(24)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	(1,205)	(698)
Liabilities	(21)	(3)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	(13)	0
Liabilities	(172)	(174)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Assets	(6,405)	(6,394)
Liabilities	0	0
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Assets	(393)	(542)
Liabilities	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	(1,095)	(873)
Liabilities	(6)	(14)
Other
Disclosure of detailed information about financial instruments [line items]
Assets	(2,369)	(1,276)
Liabilities	(238)	(186)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	(1,091)	(1,613)
Liabilities	(1,351)	(1,615)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	(376)	(144)
Liabilities	(374)	(143)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	(323)	(196)
Liabilities	(709)	(351)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	(2,220)	(2,498)
Liabilities	£ (3,625)	£ (4,112)